Organization - IPO (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 16, 2015	Dec. 31, 2015	Dec. 22, 2016	Oct. 22, 2015	Jun. 30, 2015	Feb. 28, 2015
Organization
Price per share (in dollars per share)			$ 2.50	$ 10.00	$ 14.54	$ 5.54
Proceeds from initial public offering, net		$ 19,475
Ordinary Shares
Organization
Price per share (in dollars per share)	$ 10.00
Ordinary Shares | IPO
Organization
Number of shares in offering	2,500,000